Subsequent events	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
Subsequent events
Subsequent events
The Group has evaluated subsequent events through February 20, 2018, which is the date the financial statements were authorized for issuance.
In January 2018, as a result of the distribution of the Company's entire interest in GEDI to holders of FCA common shares on July 2, 2017, the Compensation Committee of FCA approved a conversion factor of 1.003733 that was applied to outstanding awards under the LTI Plan to make equity award holders whole for the resulting diminution in the value of an FCA common share. There was no change to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
On January 11, 2018, a special bonus payment was announced of $2,000 (approximately €1,670) to approximately 60,000 FCA hourly and salaried employees in the United States, excluding senior leadership, during the second quarter of 2018 for an estimated total cost including applicable social taxes, of approximately $130 million (€109 million).